Provisions - Narrative (Details) £ in Millions, $ in Millions		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022 GBP (£)	Mar. 31, 2022 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 GBP (£)
Disclosure of other provisions [line items]
Increase in existing provisions, other provisions			£ 1,372
Over-issuance of securities
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	£ 1,757	£ 1,757			£ 220
Over-issuance of structured notes
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	1,592				220
Accrued income including contract assets	34		£ 34
Securities issued in excess of limit | $				$ 60
Recission right
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	£ 165				£ 0